Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) £ in Millions	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities at fair value through profit or loss	£ 1,023		£ 1,434
Notional amount	180,519		197,215
US$30bn Euro Medium Term Note Programme
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities at fair value through profit or loss	96		102
Notional amount | $		$ 30,000,000,000		$ 30,000,000,000
Structured Notes Programmes
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities at fair value through profit or loss	431		805
Eurobonds
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities at fair value through profit or loss	144		150
Structured deposits
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities at fair value through profit or loss	347		375
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities at fair value through profit or loss	£ 5		£ 2